Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Warrants Issued and Outstanding

Warrants issued and outstanding in connection with above Lind convertible notes as of March 31, 2025, and their activities during the three-month period ended are as follows:

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share		Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	2,029,167	$0.70	*	4.20	$195,542
Issued	-	-		-	-
Exercised	(1,029,167)	$0.40		-	-
Outstanding as of March 31, 2025	1,000,000	$0.40		4.14	$60,000

*	On January 5, 2025, the Company and Lind entered into a third letter agreement (the “December Letter Agreement”), pursuant to which Lind agreed to exercise for cash, 1,029,167 of the Existing Warrants to purchase shares of Common Stock, with a current exercise price of $0.75 per share, at a reduced exercise price of $0.40 per share. The weighted average exercise price per share as of December 31, 2024 was adjusted to the reduction accordingly.

Warrants issued and outstanding in connection with above Lind convertible notes as of December 31, 2024, and their activities during the year ended are as follows:

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share		Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	1,529,167	$0.40		3.15	$5,542
Issued	2,000,000	$0.70		4.22	190,000
Exercised	(1,500,000)	-		-	-
Outstanding as of December 31, 2024	2,029,167	$0.70	*	4.20	$195,542

*	On January 5, 2025, the Company and Lind entered into a third letter agreement (the “December Letter Agreement”), pursuant to which Lind agreed to exercise for cash, 1,029,167 of the Existing Warrants to purchase shares of Common Stock, with a current exercise price of $0.75 per share, at a reduced exercise price of $0.40 per share. The weighted average exercise price per share as of December 31, 2024 was adjusted to the reduction accordingly.